Stockholders' Equity (Deficit), Restricted Stock Units (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Awards [Member]
Cash Awards [Abstract]
Vesting period		4 years
Target payment amount		$ 1,000
Recognized expense		124
RSUs [Member]
Restricted Stock Units [Abstract]
Restricted stock unit expense		$ 75	$ 0	$ 0
Number of Shares [Abstract]
Unvested restricted stock units at beginning of period (in shares)		0
Granted (in shares)	33,820	34,000	0	0
Vested (in shares)		0
Forfeited (in shares)		0
Unvested restricted stock units at end of period (in shares)		34,000	0
Weighted Average Grant Date Fair Value per Share [Abstract]
Unvested at beginning of period (in dollars per share)		$ 0.00
Granted (in dollars per share)		23.04
Vested (in dollars per share)		0.00
Forfeited (in dollars per share)		0.00
Unvested at end of period (in dollars per share)		$ 23.04	$ 0.00
Unrecognized Compensation Expense [Abstract]
Unrecognized compensation cost related to unvested RSUs		$ 600
Weighted average period for recognition		2 years 3 months 18 days